Pension and Postretirement Expense Level 4 (Details) - Amounts Recognized in Other Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	$ 68	$ (108)	$ (29)
United States Pension Plans of US Entity, Defined Benefit [Member]
Actuarial losses	(28)
Prior Service Cost from Plan Amendments	0
Amortization of prior service cost	0
Amortization of net losses	11
Loss (Gain) recognized in other comprehensive income	(39)
Deferred income taxes	15
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(24)
Foreign Pension Plans, Defined Benefit [Member]
Actuarial losses	(43)
Prior Service Cost from Plan Amendments	(6)
Amortization of prior service cost	(1)
Amortization of net losses	10
Loss (Gain) recognized in other comprehensive income	(60)
Deferred income taxes	16
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(44)
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Actuarial losses	(2)
Prior Service Cost from Plan Amendments	0
Amortization of prior service cost	2
Amortization of net losses	0
Loss (Gain) recognized in other comprehensive income	0
Deferred income taxes	(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(1)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Actuarial losses	(3)
Prior Service Cost from Plan Amendments	6
Amortization of prior service cost	0
Amortization of net losses	0
Loss (Gain) recognized in other comprehensive income	3
Deferred income taxes	(2)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	$ 1